Transactions with Related Parties - Consolidated Statements of Comprehensive Income / (Loss) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenues (c)	$ 0	$ 0	$ 701
Vessel operating expenses	4,976	3,917	4,221
General and administrative expenses (d)	7,195	5,502	5,713
CMTC and its subsidiaries [Member]
Related Party Transaction [Line Items]
Revenues (c)	0	0	701
Capital Executive and or CSM Managers [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	4,976	3,917	4,221
CSM and CGP [Member]
Related Party Transaction [Line Items]
General and administrative expenses (d)	$ 2,049	$ 2,146	$ 1,922